K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

October 10, 2014
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Equity Funds
-- Neuberger Berman Global Real Estate Fund
-- Institutional Class, Class A and Class C
File Nos. 002-11357; 811-00582

Re:	Request for Selective Review for Post-Effective Amendment No. 175

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (the "Registrant"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A ("PEA 175") on behalf of Class A, Class C and Institutional Class of Neuberger Berman Global Real Estate Fund (the "Fund").  PEA 175 includes the prospectus (the "Prospectus") and statement of additional information (the "SAI") relating to the Registrant's issuance of Class A, Class C and Institutional Class shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add the Fund as a new series of the Registrant. The Fund will have three classes of shares – Class A, Class C and Institutional Class.  This filing is not intended to affect the prospectus or SAI of any Class of any of the previously registered series of the Registrant.

The form of the Prospectus and the section of the Prospectus titled "Your Investment," and the form of the SAI, and the entire text of the SAI (except the sections titled "Investment Information" and "Additional Tax Information"), are substantially the same as the disclosure contained in the following currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Securities and Exchange Commission
October 10, 2014

Post-Effective Amendment No. 169 to the Registrant's registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-13-001019) (July 12, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 175.  Pursuant to Rule 485(a)(2) under the 1933 Act, PEA 175 will become effective 75 days after the filing date on December 24, 2014.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 24, 2014.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9403 or Franklin H. Na at (202) 778-9473.  Thank you for your attention.

Sincerely,

/s/ Marguerite W. Laurent